Lines of credit (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥) item
Lines of credit
Number of PRC commercial banks with whom entity had agreements | item	21
Outstanding for the liquidity loans	¥ 2,000,000
Amount reserved for the issuances of bank acceptance	8,841,710
Amount reserved for bank guarantee	187,662
Amount outstanding for the bank factoring	826,973
Revolving lines of credit
Lines of credit
Maximum borrowing capacity under facility	¥ 21,660,000